Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Common Stock
a.
As of December 31, 2023, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	6,967,905
Series BB	75,791,619		1,229,631
Total	505,277,464	Ps.	8,197,536

b.
As of December 31, 2024 and 2025, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	1,015,232
Series BB	75,791,619		179,158
Total	505,277,464	Ps.	1,194,390

Schedule of Stockholders Equity Tax Account
m.
The balances of Stockholders’ equity tax accounts as of December 31, 2023, 2024 and 2025 were as follows:

	2023		2024		2025
Contributed capital account	Ps.	24,278,285	Ps.	18,174,333	Ps.	18,839,632
Net tax income account		12,008,787		21,892,344		24,541,566
Stockholders equity tax account	Ps.	36,287,072	Ps.	40,066,677	Ps.	43,381,198